Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes

	2022	2021
Deferred tax assets
Net operating loss carry forward	20,105	14,391
Research and development	1,736	1,280
Offering costs	230	-
Operating lease liabilities	670	830
Share-based compensation	349	-
Valuation of financial instruments	-	(6)
Total gross deferred tax assets	23,090	16,495
Less – valuation allowance	(22,466)	(15,816)

Deferred tax liabilities:
Operating lease assets	(624)	(679)
Net deferred tax assets	-	-

Schedule of valuation allowance
Balance at December 31, 2021	$15,816
Additions	6,650
Balance at December 31, 2022	$22,466